Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Provisions [Abstract]
Schedule of Provisions	Provisions comprise the following:
	(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Provision for post sales client support and other provisions	129	97
	129	97

Summary of Movement in the Provision for Post Sales Client Support	The movement in the provision for post sales client support is as follows:
(Dollars in millions)
Year ended March 31,
2022
Balance at the beginning	97
Translation differences	—
Provision recognized / (reversed)	50
Provision utilized	(24)
Balance at the end	123